HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 208,023	$ 234,948
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	127
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	2,292
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	4,911
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	200,693
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	175,797	193,779
Held-to-maturity, fair value, remaining contractual maturity, due within one year	129
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	2,297
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	4,921
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 168,450
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.45%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.72%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.80%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	5.28%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.35%
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, held-to-maturity, amortized cost, after allowance for credit loss, maturity allocation basis [Extensible Enumeration]	Debt Securities, Maturity Allocation, Contractual Maturity [Member]
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 3,797	3,794
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	3,797
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	2,050	2,015
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 2,050
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	1.60%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.60%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 17,476	18,200
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	120
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	411
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	388
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	16,557
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	14,208	14,858
Held-to-maturity, fair value, remaining contractual maturity, due within one year	119
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	405
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	378
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 13,306
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.48%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.64%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.30%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.52%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.49%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 178,882	193,982
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	178,882
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	151,608	157,953
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 151,608
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.35%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.35%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,497	1,364
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	7
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	11
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	22
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,457
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,540	1,333
Held-to-maturity, fair value, remaining contractual maturity, due within one year	10
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	20
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	24
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,486
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	3.79%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	2.91%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	5.77%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.73%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	3.79%
Collateralized loan obligations [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 4,655	15,888
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	154
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	4,501
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	4,674	15,944
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	155
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	4,519
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	5.55%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	6.05%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	5.54%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%
Other debt securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,716	1,720
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	1,716
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,717	$ 1,676
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	1,717
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	5.27%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	5.27%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%